Expense Example - Loomis Sayles Small Cap Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	528
Expense Example, with Redemption, 10 Years	1,182
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	662
Expense Example, with Redemption, 10 Years	1,469
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	$ 1,355